Shareholder Fees - FidelityFreedomBlendFunds-KComboPRO	Sep. 08, 2023 USD ($)
FidelityFreedomBlendFunds-KComboPRO | Fidelity Freedom Blend 2045 Fund
Shareholder Fees:
(fees paid directly from your investment)	none